Financial Investors Trust 1290 Broadway, Suite 1000 Denver, Colorado 80203

June 28, 2024

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (“Trust”)
	File Nos.	33-72424
811-8194

Dear Sir/Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 268 (“PEA 268”) to the Fund’s 1933 Act Registration Statement on Form N-1A and Amendment No. 269 to its 1940 Act Registration Statement. PEA 268 is being filed with respect to one series of the Trust, the ALPS | Smith Balanced Opportunity Fund (the “Fund”) to, among other things,: (i) revise the name of the Fund; (ii) revise the principal investment strategies of the Fund; and (iii) revise the principal investment risks of the Fund.

No fee is required in connection with this filing. The SEC Staff is requested to address any comments on this filing to Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-3781.

Sincerely,

/s/ Benjamin Winograd
Benjamin Winograd
Assistant Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP